Intangible assets (Details 2) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	$ 21,488
Later than one year and not later than two years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	2,404
Later than two years and not later than three years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	2,231
Later than three years and not later than four years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	2,215
Later than four years and not later than five years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	2,209
Later Than Five Years And Not Later Than Six Years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	2,209
Later Than Six Years And Not Later Than seven Years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	2,195
Later Than Seven Years And Not Later Than Eight Years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	1,964
Later Than Eight Years And Not Later Than Nine Years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	1,070
Later Than Nine Years And Not Later Than Ten Years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	927
Later Than Ten Years And Not Later Than Twenty Four Years
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Placement agent fees	$ 4,064